Expense Example {- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-06 - Fidelity Freedom Blend Income Fund - Fidelity Freedom Blend Income Fund- Class K	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 32
3 years	100
5 years	174
10 years	$ 393